STATEMENTS OF OPERATIONS (USD $)	6 Months Ended		12 Months Ended		18 Months Ended
	Dec. 31, 2010		Dec. 31, 2011		Dec. 31, 2011
Expenses
Travel and Entertainment	$ 0		$ 50,106		$ 50,106
Rent Expense - Related Party	0		71,250		71,250
Insurance Expense	0		55,626		55,626
Legal Expense	0		7,617		7,617
General and Administrative Expenses	0		26,508		26,508
Formation and Operating Costs	13,728		0		13,728
Total Expense	13,728		211,107		224,835
Net Loss	$ (13,728)		$ (211,107)		$ (224,835)
Weighted average shares outstanding - basic and diluted(1)(2) (in shares)	1,026,625	[1],[2]	1,501,108	[1],[2]
Basic and diluted net loss per share (in dollars per share)	$ (0.01)		$ (0.14)

[1]	Excludes shares subject to possible redemption
[2]	Reflects an aggregate of 123,375 ordinary shares forfeited by the Initial Shareholders on May 8, 2011 because the underwriters' over-allotment option was not exercised in full. (Note 7)